LEASES - Weighted-Average Remaining Term and Discount Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remaining lease term (in years)	10 years 7 months 6 days	4 years
Discount rate (as a percent)	3.80%	5.05%